Contract liabilities	12 Months Ended
Mar. 31, 2021
Contract liabilities [abstract]
Contract liabilities
23. Contract liabilities

Contract liabilities primarily relate to the advance consideration received from customers for construction contracts, mainly in relation to connections, for which revenue is recognised over the life of the asset.

	2021	2020
	£m	£m
Current	66	76
Non-current	1,094	1,082
	1,160	1,158

Significant changes in the contract liabilities balances during the period are as follows:

	2021	2020
	£m	£m
As at 1 April	1,158	994
Exchange adjustments	(65)	39
Revenue recognised that was included in the contract liability balance at the beginning of the period	(96)	(60)
Increases due to cash received, excluding amounts recognised as revenue during the period	262	185
Reclassification to held for sale (note 10)	(99)	—
At 31 March	1,160	1,158